Offerings	Mar. 16, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock
Maximum Aggregate Offering Price	$ 49,861,036.11
Fee Rate	0.01381%
Amount of Registration Fee	$ 6,885.82
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Subscription Rights to Acquire Shares of Common Stock
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	No separate consideration will be received by the Registrant. Any shares issued pursuant to an offering of rights to acquire shares of common stock, including any shares issued pursuant to an over-subscription privilege or a secondary over-subscription privilege, will be shares registered under this Registration Statement.
Offering: 3
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock
Maximum Aggregate Offering Price	$ 1,630,702.39
Amount of Registration Fee	$ 225.20
Offering: 4
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Other
Security Class Title	Subscription Rights to Acquire Shares of Common Stock
Maximum Aggregate Offering Price	$ 0.00
Amount of Registration Fee	$ 0.00
Offering Note	No separate consideration will be received by the Registrant. Any shares issued pursuant to an offering of rights to acquire shares of common stock, including any shares issued pursuant to an over-subscription privilege or a secondary over-subscription privilege, will be shares registered under this Registration Statement.
Offering: 5
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Stock
Maximum Aggregate Offering Price	$ 98,508,261.50
Carry Forward Form Type	N-2
Carry Forward File Number	333-269347
Carry Forward Initial Effective Date	Mar. 14, 2023
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 10,856.74
Offering Note	The filing fee for carry forward securities reflects the fee rate for the securities registered in March 2023 (see below).

Pursuant to Rule 415(a)(6) under the Securities Act of 1933, as amended (the “Securities Act”), respectively, the $150,000,000 aggregate offering price of securities covered by this registration statement (this “Registration Statement”) includes $98,508,261.50 aggregate offering price of the Registrant’s securities (the “Unsold Securities”) that were previously registered by the Registrant on the Registrant’s registration statement on Form N-2 under the Securities Act (File No. 333-269347) effective on March 14, 2023 (as amended, the “Prior Registration Statement”). Pursuant to Rule 415(a)(6) under the Securities Act, the filing fees previously paid in connection with the Unsold Securities will continue to be applied to the Unsold Securities that are being carried forward to this Registration Statement. The Registrant may continue to offer and sell the securities covered by the Prior Registration Statement until the effective date of this Registration Statement. For reasons stated above, the net registration fee paid in connection with this Registration Statement is $6,885.82.